INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Raw materials	$ 13,921	$ 19,731
Finished goods	41,010	32,276
Inventory	54,931	52,007
Carrying value of finished goods held by distributors	5,529	6,336
Inventory write-down	10,065	7,232	11,037
Carrying value of inventory written-down to zero balance	11,331	8,086
Movement of inventory write-downs
Beginning of year	9,599	9,062	4,914
Addition during the year	10,065	7,232	11,037
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	374	198
Write-off during the year	(8,004)	(6,893)	(6,889)
End of year	$ 12,034	$ 9,599	$ 9,062